UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

         Report for the Calendar Year or Quarter Ended:

                        September 30, 2003

   Check here if Amendment [ ]:  Amendment Number: __________

This Amendment (Check only one.):  [ ] a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Heartland Financial USA, Inc.
Address:  1398 Central Avenue
          Dubuque, Iowa 52001


Form 13F file number:

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Paul J. Peckosh
Title:         Senior Vice President
Phone:         563-589-2000

Signature, Place, and Date of Signing:

/s/ Paul J. Peckosh
________________________
Dubuque, Iowa
November 14, 2003


Report Type (Check only one.):
[ ] 13F  HOLDINGS  REPORT.  (Check here if all holdings  of  this reporting manager are reported in this report.)
[X] 13F  NOTICE. (Check here if no holdings reported are in  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
[ ] 13F  COMBINATION  REPORT. (Check here if  a  portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name

28-________________     Dubuque Bank & Trust